Cash and cash equivalents	6 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

20Cash and cash equivalents

	31 December 2018 £’000	30 June 2018 £’000	31 December 2017 £’000
Cash at bank and in hand	190,395	242,022	155,312

Cash and cash equivalents for the purposes of the statement of cash flows are as above.